Income Taxes, Reconciliation of Statutory Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of Average Effective Tax Rate [Abstract]
Effective tax rate on Mexican operations	37.90%	56.10%	29.90%
Foreign subsidiaries and other non-deductible items, net	3.80%	8.80%	(2.20%)
Tax rates differences	(2.20%)	(3.10%)	(3.10%)
Effective tax rate	37.90%	56.10%	29.90%
MEXICO
Reconciliation of Statutory Income Tax [Abstract]
Statutory income tax rate in Mexico	30.00%	30.00%	30.00%
Reconciliation of Average Effective Tax Rate [Abstract]
Tax inflation effects	2.90%	4.90%	2.10%
Derivatives	0.00%	1.30%	0.30%
Employee benefits	2.00%	5.70%	1.50%
Other non-deductible items	0.80%	8.60%	0.00%
Other	2.90%	1.40%	4.80%
Effective tax rate on Mexican operations	38.60%	51.90%	38.70%
Effective tax rate	38.60%	51.90%	38.70%
Foreign countries [member]
Reconciliation of Average Effective Tax Rate [Abstract]
Effective tax rate on Mexican operations	29.00%	36.00%	13.90%
Effective tax rate	29.00%	36.00%	13.90%
BRAZIL
Reconciliation of Average Effective Tax Rate [Abstract]
Tax recoveries and NOL's in Brazil	(2.30%)	(1.50%)	(3.50%)